Income Taxes (Tables)	9 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expense
	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Current tax expense (recovery)	$(5,636)	$10,988	$8,834	$50,094
Deferred tax expense (recovery)	(11,185)	(5,824)	(20,939)	(9,902)
Tax expense (recovery)	$(16,821)	$5,164	$(12,105)	$40,192

Schedule of Reconciliation of the Statutory Income Tax Rate

A reconciliation of the statutory income tax rate, which is a composite of Canadian federal and provincial rates, to the effective income tax rate was as follows:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Income (loss) before tax	$(137,904)	$73,006	$(109,116)	$184,956
Multiplied by the statutory income tax rates	26.39%	26.40%	26.39%	26.40%
	(36,393)	19,274	(28,796)	48,828
Income tax recorded at rates different from the Canadian tax rate	(521)	(578)	(5,216)	(8,452)
Permanent differences	9,581	(8,626)	12,615	(10,895)
Effect of temporary differences not recognized as deferred tax assets	16,984	(5,568)	4,217	12,994
Foreign taxes	(36)	—	(170)	—
Change in estimates related to prior periods	36	(293)	126	(255)
Foreign exchange	(6,569)	1,065	4,608	(1,972)
Other	97	(110)	511	(56)
Tax expense (recovery)	$(16,821)	$5,164	$(12,105)	$40,192
Effective income tax rate	12.20%	7.07%	11.09%	21.73%